Consolidated Statement of Financial Position - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	[1],[2]	$ 68,641	$ 67,356
Accounts receivable and accrued revenues	[1]	30,060	107,848
Capitalized voyage expense		1,039	4,151
Prepaid expenses		6,685	4,846
Bunkers, lube oils and consumables		11,854	34,085
Total current assets		118,279	218,286
Non-current assets
Vessels and time charter contracts		1,476,436	1,589,444
Advances for vessel upgrades		17,269	11,652
Other property, plant and equipment		4,772	3,065
Investment in associate company		5,233	4,772
Total non-current assets		1,503,710	1,608,932
Total assets		1,621,989	1,827,218
Current liabilities
Accounts payable and accrued expenses	[1]	18,503	23,998
Derivative financial liabilities	[3]	9,073	4,320
Current portion long-term debt	[1]	3,396	100,385
Other current liabilities		721	605
Deferred shipping revenues		16,236	930
Total current liabilities		47,929	130,239
Non-current liabilities
Long-term debt	[1]	446,562	750,586
Derivative financial liabilities	[3]	14,601	11,279
Other non-current liabilities		3,957	2,664
Total non-current liabilities		465,120	764,530
Total liabilities		513,049	894,768
Equity
Common stock at par value		1,708	1,468
Additional paid-in capital		1,291,505	1,169,537
Accumulated deficit		(188,709)	(240,165)
Translation differences		169	73
Other reserves		4,248	1,531
Total equity attributable to the Company		1,108,921	932,444
Non-controlling interest		19	5
Total equity		1,108,940	932,449
Total liabilities and equity		$ 1,621,989	$ 1,827,218

[1]	Amortized cost.
[2]	Cash and cash equivalents include $299 thousand in restricted cash in 2020 and $221 thousand in 2019, including employee withholding tax.
[3]	Fair value through profit or loss.